Remuneration System for the Management Board and Employees of the Group - Summary of Development of Performance Share Unit Programs (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)
Development of Performance Shares [Line Items]
Exercised Stock Options | shares	3,950
Exercisable stock options | shares	72,650
2020 April Performance Share Unit [Member]
Development of Performance Shares [Line Items]
Outstanding	25,779	27,494
Granted	€ 0
Exercised Stock Options	0
Exercisable stock options | shares	0
Forfeitures	1,715
Expired	0
2020 June Performance Share Unit [Member]
Development of Performance Shares [Line Items]
Outstanding	8,361	8,361
Granted	€ 0
Exercised Stock Options	0
Exercisable stock options | shares	0
Forfeitures	0
Expired	0
2021 April Performance Share Unit [Member]
Development of Performance Shares [Line Items]
Outstanding	111,586	0
Granted	€ 122,005
Exercised Stock Options	0
Exercisable stock options | shares	0
Forfeitures	10,419
Expired	0
2021 October Performance Share Unit [Member]
Development of Performance Shares [Line Items]
Outstanding	11,209	0
Granted	€ 11,209
Exercised Stock Options	0
Exercisable stock options | shares	0
Forfeitures	0
Expired	0